Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Share Option Activity
The following table summarizes the share option activity for the years ended December 31, 2015, 2016 and 2017:

				Weighted
			Weighted-	average
		Weighted	average	remaining	Aggregate
		average	grant-date	contractual	intrinsic
	Number of	exercise	fair	life	value (In
	share options	price (USD)	value (USD)	(years)	thousands)
Outstanding, December 31, 2015	2,130,820	2.13
Vested and expected to vest at December 31, 2015	1,008,645	1.76	0.73	4.62	464
Exercisable at December 31, 2015	1,430,870	2.16	0.86	4.03	406
Forfeited	(14,375)	3.21
Expired	(182,510)	2.22
Exercised	(440,465)	1.81
Outstanding, December 31, 2016	1,493,470	2.65		3.39	6
Vested and expected to vest at December 31, 2016	1,440,923	2.67	0.85	3.24	6
Exercisable at December 31, 2016	1,217,050	2.70	0.84	3.20	6
Forfeited	(109,925)	2.89
Expired	(989,730)	2.28
Exercised	(4,000)	0.83
Outstanding, December 31, 2017	389,815	3.90	—	4.64	—
Vested and expected to vest at December 31, 2017	170,545	3.90	0.95	4.64	—
Exercisable at December 31, 2017	389,190	3.90	0.95	4.64	—

Schedule of Fair Values of Stock Options Granted
The fair values of stock options granted during the years ended December 31, 2016 and 2017 were estimated using the following assumptions:

Options granted to employees

Years ended December 31,	2016	2017
Risk-free interest rate(1)	0.77% to 1.76%	0.77% to 1.76%
Dividend yield(2)	—	—
Volatility rate(3)	40.07% to 43.3%	40.07% to 43.3%
Expected term (in years)(4)	4.06 to 5.56	4.06 to 5.56

(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the USD denominated China Government Bond yield as at the valuation dates.

(2)	The Company has no history or expectation of paying dividends on its common shares.

(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.

(4)	The expected term is developed by assuming the share options will be exercised in the middle point between the vesting dates and maturity dates.

Schedule of Recognized Compensation Costs
Total compensation costs recognized for the years ended December 31, 2015, 2016 and 2017 are as follows:

	Years ended December 31,
(In thousands)	2015	2016	2017
Sales and marketing expenses	131	98	88
General and administrative expenses	6,701	6,267	5,800
Research and development expenses	2,896	2,983	2,442
Total	9,728	9,348	8,330

2013 Plan [Member]
Summary of Restricted Shares Activities
A summary of the restricted shares activities under the 2010 Plan for the years ended December 31, 2017 is presented below:

	Number of restricted shares	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2016	432,217
Granted	1,170,000	1.18
Vested	(274,960)
Forfeited	(384,037)
Unvested at December 31, 2016	943,220
Vested and expected to vest at December 31, 2016	801,737
Granted	2,050,000	0.69
Vested	(115,125)
Forfeited	(1,605,945)
Unvested at December 31, 2017	1,272,150
Vested and expected to vest at December 31, 2017	1,081,327

2010 share incentive plan [Member]
Summary of Restricted Shares Activities
A summary of the restricted shares activities under the 2013 Plan for the years ended December 31, 2015, 2016 and 2017 is presented below:

Number of restricted shares
Unvested at January 1, 2015	7,200,778
Vested	(2,627,815)
Forfeited	(776,565)
Unvested at December 31, 2015	3,796,398
Vested and expected to vest at December 31, 2015	3,226,939
Unvested at January 1, 2016	3,796,398
Vested	(1,520,760)
Forfeited	(561,103)
Unvested at December 31, 2016	1,714,535
Vested and expected to vest at December 31, 2016	1,457,355
Unvested at January 1, 2017	1,714,535
Vested	(996,835)
Forfeited	(129,940)
Unvested at December 31, 2017	587,760
Vested and expected to vest at December 31, 2017	499,596

2014 Plan [Member]
Summary of Restricted Shares Activities
A summary of the restricted shares activities under the 2014 Plan for the years ended December 31, 2016 and 2017 is presented below:

	Number of restricted shares	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2016	5,761,400
Granted	6,749,000	1.12
Vested	(1,262,200)
Forfeited	(971,900)
Unvested at December 31, 2016	10,276,300
Vested and expected to vest at December 31, 2016	8,734,855
Unvested at January 1, 2017	10,276,300
Granted	—
Vested	(2,447,950)
Forfeited	(2,022,000)
Unvested at December 31, 2017	5,806,350
Vested and expected to vest at December 31, 2017	4,935,398